Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Consolidated Balance Sheets [Abstract]
Salespersons overdrafts, allowance	$ 12,915	$ 11,467
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	300,000	300,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000
Common stock, shares issued	1,000	1,000
Common stock, shares outstanding	1,000	1,000